Accrued Pension And Severance Costs (Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ (9,405)	¥ (5,185)
Prior service benefit	751	880
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	(8,654)	(4,305)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	(1,979)
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	¥ (1,979)